Revenue Recognition - Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue	$ 785,370	$ (32,526,874)	$ 10,479,504
Foreign Currency [Member]
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue		594
Stock Indices [Member]
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue	(11)	482,146	18,663,955
Commodities [Member]
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue		(85,975)	(2,459,475)
Equity [Member]
Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Trading revenue	$ 785,381	$ (32,923,639)	$ (5,724,976)